                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marshfield Associates
Address:   21 Dupont Circle, NW
           Suite 500
           Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Vinick
Title:   Chief Compliance Officer
Phone:   (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Kim Vinick                      Washington DC            8/14/07
---------------------------------   ----------------------   -------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-
        -----------------------------   ----------------------------------------
     [Repeat as necessary.]

Marshfield Associates
FORM 13F
30-Jun-07
                           FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2  COLUMN 3     COLUMN 4          COLUMN 5          COLUMN 6 COLUMN 7         COLUMN 8
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                                                                                                    Voting Authority
Name of                          Title of              Value      Shares/     Sh/   Put/   Invstmt  Other
Issuer                            class      CUSIP     (x$1000)   Prn Amt     Prn   Call   Dscretn  Managers    Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
American Express Company           COM     025816109       7703    125900      SH           Sole                125900
Berkshire Hathaway Class A         COM     084670108      27916       255      SH           Sole                   255
Berkshire Hathaway Class B         COM     084670207      40086     11119      SH           Sole                 11119
Brown & Brown, Inc.                COM     115236101      39405   1567414      SH           Sole               1567414
Citigroup                          COM     172967101     101160   1972315      SH           Sole               1972315
First Data Corp                    COM     319963104        242      7416      SH           Sole                  7416
Freddie Mac                        COM     313400301       9620    158490      SH           Sole                158490
HomeFed Corp                       COM     43739D307       1753     27823      SH           Sole                 27823
Johnson & Johnson                  COM     478160104       9812    159229      SH           Sole                159229
Legg Mason Inc                     COM     524901105      42552    432526      SH           Sole                432526
Leucadia National Corporation      COM     527288104      51411   1458455      SH           Sole               1458455
MDC Holdings                       COM     552676108      40985    847490      SH           Sole                847490
Martin Marietta Materials          COM     573284106     108306    668472      SH           Sole                668472
Merrill Lynch & Co., Inc.          COM     590188108        371      4440      SH           Sole                  4440
Microsoft Corporation              COM     594918104        458     15534      SH           Sole                 15534
Mohawk Industries                  COM     608190104     131623   1305916      SH           Sole               1305916
Montpelier Re Holdings Ltd         COM     G62185106      16344    881573      SH           Sole                881573
Nike Inc Cl B                      COM     654106103        354      6080      SH           Sole                  6080
Odyssey Re Holdings                COM     67612W108     165582   3860620      SH           Sole               3860620
Old Republic Int'l Corp            COM                     1036     48721      SH           Sole                 48721
PepsiCo, Inc.                      COM     713448108        227      3500      SH           Sole                  3500
Pfizer Inc.                        COM     717081103       4291    167803      SH           Sole                167803
State Street Corp                  COM     857477103        376      5500      SH           Sole                  5500
Toll Brothers Inc.                 COM     889478103      80643   3228294      SH           Sole               3228294
Wal-Mart Stores, Inc.              COM     931142103      83964   1745245      SH           Sole               1745245
Washington Post Co Cl B            COM     939640108       2872      3701      SH           Sole                  3701
Wells Fargo & Company              COM     949746101      64960   1847022      SH           Sole               1847022
White Mountains Insurance Group    COM     G9618E107     129696    214013      SH           Sole                214013
YUM! Brands Inc                    COM     988498101     119716   3658804      SH           Sole               3658804
REPORT SUMMARY                         29  DATA RECORDS 1283463                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED